Vessels, Net	12 Months Ended
Dec. 31, 2025
Vessels, Net [Abstract]
Vessels, Net
6.	Vessels, Net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2025	December 31, 2024
Cost:
Beginning balance	610,137	511,935
- Additions	70,231	98,202
- Disposals	(28,823)	-
Ending balance	651,545	610,137

Accumulated depreciation:
Beginning balance	(125,645)	(101,459)
- Depreciation for the period	(29,600)	(24,186)
- Disposals	10,242	-
Ending balance	(145,003)	(125,645)

Net book value	506,542	484,492

Acquisitions

On August 25, 2025, following the exercise of the purchase obligation of the Blueship bareboat charter, an amount of $31,009 was derecognized from Finance Lease, Right-of-use Assets (Note 7) and recognized as “Vessels, net” in the accompanying consolidated balance sheet. The acquisition of the vessel was financed through the Kowa Blueship Sale and Leaseback (Note 8).

On December 12, 2024, the Company entered into an agreement with an unaffiliated party for the purchase of a secondhand Newcastlemax vessel, the Meiship, for a gross purchase price of $37,000. On December 13, 2024, the Company paid an advance of $3,700 according to terms of the agreement and the advance was included in “Advances for vessel acquisition” in the consolidated balance sheet as of December 31, 2024. Delivery of the vessel took place on February 27, 2025. The acquisition of the vessel was financed with cash on hand and through the February 2025 Piraeus Bank Loan Facility (Note 8).

On October 24, 2024, following the exercise of the purchase option of the Titanship bareboat charter, an amount of $28,412 was derecognized from Finance Lease, Right-of-use Assets (Note 7) and recognized as “Vessels, net” in the accompanying consolidated balance sheet. The acquisition of the vessel was financed through the October 2024 Alpha Bank Loan Facility (Note 8).

On March 18, 2024, the Company entered into an agreement with an unaffiliated party for the purchase of a secondhand Capesize vessel, the Kaizenship, for a gross purchase price of $35,600. The vessel was delivered to the Company on October 1, 2024. The acquisition of the vessel was financed with cash on hand and through the Hinode Sale and Leaseback (Note 8).

On February 5, 2024, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel, the Iconship, for a gross purchase price of $33,660. The vessel was delivered to the Company on June 11, 2024. The acquisition of the vessel was financed with cash on hand and through the AVIC Iconship Sale and Leaseback (Note 8).

During the years ended December 31, 2025 and 2024, amounts of $2,222 and $530, respectively, of improvements were capitalized that concern improvements on vessels performance and meeting environmental standards mainly due to installation of ballast water treatment systems and other energy saving devices. The cost of these additions was accounted as major improvement and were capitalized over the vessels’ cost and will be depreciated over the remaining useful life of each vessel. Amounts paid within the year for the additions are included in “Vessels acquisitions and improvements” under “Cash flows from investing activities” in the consolidated statement of cash flows.

As of December 31, 2025, all vessels, except for the vessels financed through other financial liabilities for which ownership is held by the lessors (i.e., sale and leaseback agreements) are mortgaged to secure loans of the Company (Note 8).

Advances for vessels under construction

On October 19, 2025, the Company entered into an agreement with Hengli Shipbuilding (Dalian) Co. and Hengli Shipbuilding (Singapore) Pte. Ltd., for the construction of a newbuilding scrubber fitted Capesize vessel, (“Newbuilding 5”), for a gross purchase price of $75,159. The vessel is expected to be delivered in the second quarter of 2027. The acquisition of the vessel will be financed with cash on hand and through a sale and leaseback agreement with an affiliate of China Huarong Shipping Financial Leasing Company Ltd. (“Huarong”) (Note 16).

On November 28, 2025, the Company entered into an agreement for the acquisition of a newbuilding scrubber fitted Newcastlemax vessel, (“Newbuilding 1”), from Jiangsu Hantong Ship Heavy Industry Co., Ltd., for a gross purchase price of $75,750. The vessel is expected to be delivered in the second quarter of 2028. The acquisition of the vessel will be financed with cash on hand and through a sale and leaseback agreement with an affiliate of BOC Financial Leasing Corporation Limited. (“BOCL”) (Note 16).

An amount of $118 of expenses were capitalized and are recognized as “Vessels under construction” in the accompanying consolidated balance sheet.

Gain on sale of vessel, net

On July 30, 2025, the Company entered into an agreement with an unaffiliated party for the sale of a secondhand Capesize vessel, the Geniuship, for a gross purchase price of $21,590. The vessel was delivered to her new owners on September 10, 2025. During the year ended December 31, 2025, a gain on sale of vessel, net of sale expenses, amounting to $2,308 was recognized and is presented as “Gain on sale of vessel, net” in the consolidated statements of income.

Gain on sale of vessels, net – related party

On December 27, 2022, the Company entered into an agreement with United for the sale of a secondhand Capesize vessel, the Goodship, for a gross purchase price of $17,500. The vessel was delivered to her new owners on February 10, 2023. During the year ended December 31, 2023, a gain on sale of vessel, net of sale expenses, amounting to $4,887 was recognized and is presented as “Gain on sale of vessels, net - related party” in the consolidated statements of income.

On December 27, 2022, the Company entered into an agreement with United for the sale of a secondhand Capesize vessel, the Tradership, for a gross purchase price of $18,750. The vessel was delivered to her new owners on February 28, 2023. During the year ended December 31, 2023, a gain on sale of vessel, net of sale expenses, amounting to $3,207 was recognized and is presented as “Gain on sale of vessels, net - related party” in the consolidated statements of income.